Share-Based Compensation - Summary of Performance-Based Restricted Stock Units Outstanding (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Percentage of target payout on which performance-based restricted stock units are based	200.00%
Expected forfeited performance-based restricted stock units	84
Units in excess of the expected performance payout	645